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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07683

                        Morgan Stanley Special Value Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS APRIL 30, 2008 (UNAUDITED)

  NUMBER OF
   SHARES                                                               VALUE
------------                                                        ------------
               COMMON STOCKS (92.6%)
               Aerospace & Defense (7.0%)
     435,180   AAR Corp.*                                           $ 10,183,212
     242,700   DRS Technologies, Inc.                                 15,154,188
     140,500   Moog Inc. (Class A)*                                    6,056,955
                                                                    ------------
                                                                      31,394,355
                                                                    ------------
               Agricultural Commodities/Milling (1.5%)
     142,100   Corn Products International, Inc.                       6,590,598
                                                                    ------------
               Air Freight/Couriers (2.0%)
     117,400   Forward Air Corp.                                       4,002,166
     271,600   Pacer International, Inc.                               5,040,896
                                                                    ------------
                                                                       9,043,062
                                                                    ------------
               Apparel/Footwear (0.5%)
     150,035   Maidenform Brands, Inc.*                                2,235,522
                                                                    ------------
               Apparel/Footwear Retail (1.8%)
     311,750   Stage Stores, Inc.                                      4,906,945
     159,100   Tween Brands Inc.*                                      3,022,900
                                                                    ------------
                                                                       7,929,845
                                                                    ------------
               Broadcasting (1.5%)
     300,500   Lin TV Corp. (Class A)*                                 3,011,010
     414,800   Sinclair Broadcast Group, Inc. (Class A) *              3,646,092
                                                                    ------------
                                                                       6,657,102
                                                                    ------------
               Chemicals: Major Diversified (1.5%)
     365,613   Hercules Inc.                                           6,873,524
                                                                    ------------
               Chemicals: Specialty (1.4%)
     108,100   Cytec Industries, Inc.                                  6,378,981
                                                                    ------------
               Commercial Printing/Forms (2.5%)
     485,200   Cenveo Inc.*                                            4,983,004
     108,600   Consolidated Graphics, Inc.*                            6,317,262
                                                                    ------------
                                                                      11,300,266
                                                                    ------------
               Computer Peripherals (2.7%)
     557,000   Electronics for Imaging, Inc.*                          8,031,940
     115,000   Zebra Technologies Corp. (Class A)*                     4,226,250
                                                                    ------------
                                                                      12,258,190
                                                                    ------------
               Construction Materials (0.2%)
     394,200   Dayton Superior Corp.                                     942,138
                                                                    ------------
               Consumer Sundries (0.2%)
     191,000   Central Garden & Pet Co.*                                 983,650
                                                                    ------------
               Containers/Packaging (2.8%)
     231,742   Rock-Tenn Co. (Class A)                                 7,863,006
      92,600   Silgan Holdings Inc.                                    4,933,728
                                                                    ------------
                                                                      12,796,734
                                                                    ------------
               Electric Utilities (2.4%)
     303,000   Avista Corp.                                            6,220,590
     197,400   Portland General Electric Co.                           4,737,600
                                                                    ------------
                                                                      10,958,190
                                                                    ------------
               Electrical Products (2.9%)
      38,800   Acuity Brands, Inc.                                     1,856,192
     327,307   Belden CDT Inc.                                        11,043,338
                                                                    ------------
                                                                      12,899,530
                                                                    ------------
               Electronic Production Equipment (1.4%)
     255,200   Cognex Corp.                                            6,431,040
                                                                    ------------
               Engineering & Construction (1.6%)

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
     111,400   Aecom Technology Corp.                                  3,059,044
     135,500   Stantec Inc.                                            3,986,410
                                                                    ------------
                                                                       7,045,454
                                                                    ------------
               Finance/Rental/Leasing (2.4%)
     336,400   AerCap Holdings NV (Netherlands)                        5,812,992
     215,723   TAL International Group, Inc.*                          5,222,654
                                                                    ------------
                                                                      11,035,646
                                                                    ------------
               Financial Conglomerates (2.1%)
     593,400   Conseco Inc.*                                           6,913,110
      88,400   National Financial Partners Corp.                       2,379,728
                                                                    ------------
                                                                       9,292,838
                                                                    ------------
               Gas Distributors (0.8%)
     134,200   UGI Corp.                                               3,489,200
                                                                    ------------
               Industrial Machinery (2.4%)
     174,300   Actuant Corp. (Class A)                                 5,903,541
     103,716   CIRCOR International, Inc.                              4,996,000
                                                                    ------------
                                                                      10,899,541
                                                                    ------------
               Industrial Specialties (2.2%)
     136,200   Popypore International Inc.                             3,188,442
     467,300   Zep Inc.                                                6,925,386
                                                                    ------------
                                                                      10,113,828
                                                                    ------------
               Information Technology Services (2.4%)
     307,639   MTC Technologies, Inc.*                                 7,340,267
     391,000   Ness Technologies Inc.                                  3,546,370
                                                                    ------------
                                                                      10,886,637
                                                                    ------------
               Medical Specialties (2.3%)
      76,940   Bio-Rad Laboratories, Inc. (Class A)*                   6,412,949
     158,300   Hill-Rom Holdings Inc.                                  3,978,079
                                                                    ------------
                                                                      10,391,028
                                                                    ------------
               Medical/Nursing Services (1.6%)
     201,550   Apria Healthcare Group, Inc.*                           3,551,311
     219,500   Pharmerica Corp.                                        3,738,085
                                                                    ------------
                                                                       7,289,396
                                                                    ------------
               Metal Fabrications (0.6%)
      42,130   General Cable Corp.*                                    2,822,710
                                                                    ------------
               Miscellaneous Commercial Services (10.4%)
     129,100   Brink's Co. (The)                                       9,392,025
     291,200   Gartner, Inc.*                                          6,674,304
     617,900   IKON Office Solutions, Inc.                             6,766,005
     490,410   MAXIMUS, Inc.                                          18,596,347
     181,010   Viad Corp.                                              5,694,575
                                                                    ------------
                                                                      47,123,256
                                                                    ------------
               Multi-Line Insurance (1.5%)
     279,600   Max Re Capital Ltd. (Bermuda)                           6,545,436
                                                                    ------------
               Office Equipment/Supplies (1.3%)
     417,063   Acco Brands Corp.*                                      5,805,517
                                                                    ------------
               Oil & Gas Production (0.7%)
      71,780   St. Mary Land & Exploration Co.                         3,138,222
                                                                    ------------
               Oilfield Services/Equipment (1.8%)
      47,072   Exterran Holdings Inc.                                  3,143,939
     116,370   Superior Energy Services, Inc.*                         5,164,501
                                                                    ------------
                                                                       8,308,440
                                                                    ------------
               Packaged Software (1.5%)
     560,028   MSC. Software Corp.*                                    6,821,141
                                                                    ------------
               Pharmaceuticals: Generic Drugs (1.3%)
     450,700   Valeant Pharmaceuticals International                   5,985,296
                                                                    ------------
               Pharmaceuticals: Other (3.2%)
     130,320   Perrigo Co.                                             5,341,817
     472,100   Sciele Pharma, Inc.*                                    9,097,367

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
                                                                    ------------
                                                                      14,439,184
                                                                    ------------
               Property - Casualty Insurers (5.4%)
     233,400   AmTrust Financial Services, Inc.                        3,629,370
     168,200   Argo Group International                                6,024,924
     297,400   Employers Holdings, Inc.                                5,674,392
     174,100   Platinum Underwriters Holdings Ltd. (ADR)
                  (Bermuda)                                            6,244,967
     190,224   United America Indemnity, Ltd. (Class A)
                  (Cayman Islands)*                                    2,940,863
                                                                    ------------
                                                                      24,514,516
                                                                    ------------
               Publishing: Books/Magazines (0.3%)
      83,000   Dolan Media Company*                                    1,439,220
                                                                    ------------
               Real Estate Investment Trusts (1.1%)
     148,600   Anthracite Capital, Inc.                                1,159,080
     123,500   LaSalle Hotel Properties                                3,960,645
                                                                    ------------
                                                                       5,119,725
                                                                    ------------
               Regional Banks (1.3%)
     129,072   Integra Bank Corp.                                      1,885,742
     283,930   Provident New York Bancorp                              3,793,305
                                                                    ------------
                                                                       5,679,047
                                                                    ------------
               Restaurants (1.8%)
     345,900   AFC Enterprises, Inc.                                   3,580,065
   1,444,780   Denny's Corp.*                                          4,551,057
                                                                    ------------
                                                                       8,131,122
                                                                    ------------
               Savings Banks (0.5%)
      74,404   MB Financial, Inc.                                      2,135,395
                                                                    ------------
               Semiconductors (1.4%)
     492,627   Cirrus Logic, Inc.*                                     3,522,283
     117,800   Microsemi Corp.*                                        2,886,100
                                                                    ------------
                                                                       6,408,383
                                                                    ------------
               Services to the Health Industry (0.8%)
     331,700   Allscripts Healthcare Solutions, Inc.*                  3,701,772
                                                                    ------------
               Specialty Insurance (1.6%)
     132,386   Proassurance Corp.*                                     7,007,191
                                                                    ------------
               Specialty Telecommunications (1.4%)
     403,686   Syniverse Holdings Inc.*                                6,341,906
                                                                    ------------
               Steel (0.2%)
      42,300   Quanex Building Products                                  719,100
                                                                    ------------
               Telecommunication Equipment (2.9%)
     180,900   ADTRAN, Inc.                                            4,280,093
     592,500   Tekelec*                                                8,721,600
                                                                    ------------
                                                                      13,001,693
                                                                    ------------
               Textiles (1.5%)
     184,300   Albany International Corp. (Class A)                    6,690,090
                                                                    ------------
               TOTAL COMMON STOCKS
                 (Cost $349,663,614)                                 417,994,657
                                                                    ------------
               Investment Trusts/Mutual Funds (1.0%)
      66,200   iShares Russell 2000 Value Index Fund (ETF)
                  (Cost $4,515,072)                                    4,512,191
                                                                    ------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
------------
               CONVERTIBLE BOND (0.9%)
               Information Technology Services
       5,173   Epicor Software Corp. 2.375% due 05/15/27
               (Cost $4,695,412)                                       4,054,339
                                                                    ------------

  NUMBER OF
SHARES (000)
------------
               SHORT-TERM INVESTMENT (A) (6.1%)
               Investment Company

      27,715   Morgan Stanley Institutional Liquidity
                  Money Market Portfolio  - Institutional
                  Class
                  (Cost $27,714,885)                                  27,714,885
                                                                    ------------
               TOTAL INVESTMENTS
                  (Cost $386,588,983) (b)                   100.6%   454,276,072
               LIABILITIES IN EXCESS OF OTHER ASSETS         (0.6)    (2,678,499)
                                                            -----   ------------
               NET ASSETS                                   100.0%  $451,597,573
                                                            =====   ============

----------
ADR  American Depositary Receipt.

*    Non-income producing security.

ETF  Exchanged Traded Fund.

(a) The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Value Fund


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2008


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